FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2019
FINANCIAL RESULTS, NET
FINANCIAL RESULTS, NET

NOTE 26 – FINANCIAL RESULTS, NET

	Years ended December 31,
	2019	2018	2017
	Profit (loss)
Interests on financial debt (*)	(10,745)	(6,695)	(1,534)
Foreign currency exchange losses on financial debt (**)	(5,912)	(45,567)	1,200
Total Debt financial expenses	(16,657)	(52,262)	(334)
Interests and gains on investments	2,842	2,920	543
Taxes and bank expenses	(2,174)	(2,532)	(1,146)
Other Foreign currency exchange gains (losses)	7,299	2,157	(732)
Financial discounts on assets, debts and other	404	11	25
Gains (losses) on operations with notes and bonds	(37)	1,200	(66)
Allowance for credit risk	(2,569)	—	—
Interests on provisions	(1,775)	(929)	(120)
Financial expenses on pension benefits	(134)	(111)	—
RECPAM	7,599	20,619	2,934
Other	(124)	13	(7)
Total other financial results, net	11,331	23,348	1,431
Total financial results, net	(5,326)	(28,914)	1,097

(*)   Includes 60 and 10 corresponding to net income generated by NDF in the years ended December 31, 2019 and 2018, respectively. Also, includes 339,  293 and 218 related to the activation of interest on work in progress in the years ended December 31, 2019, 2018 and 2017.

(**)  Includes 714 and 1,717 corresponding to net income generated by NDF in the years ended December 31, 2019 and 2018, respectively.